Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 23, 2020
Balance (in Shares) at Sep. 23, 2020
Issuance of Class B common stock to Sponsor	$ 431	24,569		25,000
Issuance of Class B common stock to Sponsor (in Shares)	4,312,500
Net income (loss)			(1,893)	(1,893)
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Cash paid in excess of fair value for Private Placement Warrants		1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor		4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount		(5,891,807)	(14,098,415)	(19,990,222)
Net income (loss)			1,388,100	1,388,100
Balance at Mar. 31, 2021	$ 431		(12,712,208)	(12,711,777)
Balance (in Shares) at Mar. 31, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Balance at Jun. 30, 2021	$ 431		(15,559,475)	(15,559,044)
Balance (in Shares) at Jun. 30, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Net income (loss)				(434,039)
Balance at Sep. 30, 2021	$ 431		(14,534,347)	(14,533,916)
Balance (in Shares) at Sep. 30, 2021	4,312,500
Balance at Dec. 31, 2020	$ 431	24,569	(1,893)	23,107
Balance (in Shares) at Dec. 31, 2020	4,312,500
Cash paid in excess of fair value for Private Placement Warrants		1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor		4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount		(5,891,807)	(14,098,415)	(19,990,222)
Net income (loss)			(406,026)	(406,026)
Balance at Dec. 31, 2021	$ 431		(14,506,334)	(14,505,903)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Balance at Mar. 31, 2021	$ 431		(12,712,208)	(12,711,777)
Balance (in Shares) at Mar. 31, 2021	4,312,500
Net income (loss)			(2,847,267)	(2,847,267)
Balance at Jun. 30, 2021	$ 431		(15,559,475)	(15,559,044)
Balance (in Shares) at Jun. 30, 2021	4,312,500
Net income (loss)			1,025,128	1,025,128
Balance at Sep. 30, 2021	$ 431		(14,534,347)	(14,533,916)
Balance (in Shares) at Sep. 30, 2021	4,312,500
Balance at Dec. 31, 2021	$ 431		(14,506,334)	(14,505,903)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Proceeds in excess of Fair Value of Working Capital Loan on issuance date		85,100		85,100
Net income (loss)			5,780,589	5,780,589
Balance at Mar. 31, 2022	$ 431	85,100	(8,725,745)	(8,640,214)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Balance at Dec. 31, 2021	$ 431		(14,506,334)	(14,505,903)
Balance (in Shares) at Dec. 31, 2021	4,312,500
Re-measurement of Class A common stock to redemption amount				(68,488,691)
Net income (loss)				4,816,310
Balance at Sep. 30, 2022	$ 431		(10,826,345)	(10,825,914)
Balance (in Shares) at Sep. 30, 2022	4,312,500
Balance at Mar. 31, 2022	$ 431	85,100	(8,725,745)	(8,640,214)
Balance (in Shares) at Mar. 31, 2022	4,312,500
Re-measurement of Class A common stock to redemption amount		(7,428)		(7,428)
Proceeds in excess of Fair Value of Working Capital Loan on issuance date		94,297		94,297
Net income (loss)			(866,583)	(866,583)
Balance at Jun. 30, 2022	$ 431	171,969	(9,592,328)	(9,419,928)
Balance (in Shares) at Jun. 30, 2022	4,312,500
Re-measurement of Class A common stock to redemption amount		(354,637)	(1,136,321)	(1,490,958)
Proceeds in excess of Fair Value of Working Capital Loan on issuance date		182,669		182,669
Net income (loss)			(97,696)	(97,696)
Balance at Sep. 30, 2022	$ 431		$ (10,826,345)	$ (10,825,914)
Balance (in Shares) at Sep. 30, 2022	4,312,500